UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	34,084	$6,359,393

		$6,359,393

Air Freight & Logistics — 2.2%
FedEx Corp.	32,155	$7,253,525

		$7,253,525

Auto Components — 1.5%
Delphi Automotive PLC	48,940	$4,815,696

		$4,815,696

Banks — 2.1%
JPMorgan Chase & Co.	36,503	$3,486,401
KeyCorp	167,302	3,148,624

		$6,635,025

Beverages — 2.0%
Constellation Brands, Inc., Class A	20,010	$3,990,995
PepsiCo, Inc.	21,715	2,419,702

		$6,410,697

Biotechnology — 9.3%
Alexion Pharmaceuticals, Inc.(1)	15,370	$2,156,257
Biogen, Inc.(1)	10,883	3,407,685
Celgene Corp.(1)	83,324	12,150,306
Gilead Sciences, Inc.	76,280	6,180,205
Incyte Corp.(1)	17,397	2,030,926
Vertex Pharmaceuticals, Inc.(1)	26,821	4,077,865

		$30,003,244

Capital Markets — 2.7%
CBOE Holdings, Inc.(2)	21,819	$2,348,379
Charles Schwab Corp. (The)	98,070	4,289,582
S&P Global, Inc.	13,902	2,173,021

		$8,810,982

Chemicals — 3.4%
Ecolab, Inc.	48,646	$6,256,362
Monsanto Co.	19,952	2,390,648
Olin Corp.	64,791	2,219,092

		$10,866,102

Communications Equipment — 1.6%
Palo Alto Networks, Inc.(1)	36,173	$5,212,529

		$5,212,529

Distributors — 1.7%
LKQ Corp.(1)	156,141	$5,619,515

		$5,619,515

Security	Shares	Value
Energy Equipment & Services — 1.1%
Halliburton Co.	75,044	$3,454,275

		$3,454,275

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	18,619	$3,058,915
US Foods Holding Corp.(1)	118,900	3,174,630

		$6,233,545

Food Products — 2.2%
Mondelez International, Inc., Class A	78,837	$3,205,512
Pinnacle Foods, Inc.	70,474	4,028,999

		$7,234,511

Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(1)	7,303	$1,360,330
Danaher Corp.	35,092	3,010,192

		$4,370,522

Health Care Providers & Services — 1.1%
Aetna, Inc.	21,629	$3,439,227

		$3,439,227

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	51,949	$2,790,181

		$2,790,181

Household Durables — 1.0%
Newell Brands, Inc.	77,572	$3,309,997

		$3,309,997

Industrial Conglomerates — 0.7%
3M Co.	11,308	$2,373,549

		$2,373,549

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	20,029	$19,254,879
Priceline Group, Inc. (The)(1)	892	1,633,092

		$20,887,971

Internet Software & Services — 15.6%
Alphabet, Inc., Class A(1)	11,759	$11,449,973
Alphabet, Inc., Class C(1)	14,013	13,440,008
Facebook, Inc., Class A(1)	116,287	19,869,960
GoDaddy, Inc., Class A(1)	129,227	5,622,667

		$50,382,608

IT Services — 4.0%
Visa, Inc., Class A(2)	123,225	$12,968,199

		$12,968,199

Leisure Products — 0.5%
Mattel, Inc.(2)	98,948	$1,531,715

		$1,531,715

Machinery — 2.1%
Dover Corp.	74,358	$6,795,578

		$6,795,578

Security	Shares	Value
Media — 1.2%
Walt Disney Co. (The)	39,888	$3,931,760

		$3,931,760

Oil, Gas & Consumable Fuels — 0.4%
EOG Resources, Inc.	13,448	$1,300,960

		$1,300,960

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	16,333	$1,761,351
Unilever NV - NY Shares	27,975	1,651,644

		$3,412,995

Pharmaceuticals — 4.9%
Allergan PLC	26,871	$5,507,211
Eli Lilly & Co.	37,858	3,238,373
Johnson & Johnson	24,661	3,206,177
Zoetis, Inc.	62,455	3,982,131

		$15,933,892

Road & Rail — 4.1%
CSX Corp.	134,053	$7,273,716
J.B. Hunt Transport Services, Inc.	52,991	5,886,240

		$13,159,956

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom, Ltd.	20,237	$4,908,282
Texas Instruments, Inc.	38,506	3,451,678

		$8,359,960

Software — 8.9%
Adobe Systems, Inc.(1)	40,280	$6,008,970
FireEye, Inc.(1)(2)	206,075	3,455,878
Intuit, Inc.	24,430	3,472,480
Microsoft Corp.	97,054	7,229,553
salesforce.com, inc.(1)	91,008	8,501,967

		$28,668,848

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	29,364	$2,912,909
Burlington Stores, Inc.(1)	20,849	1,990,245
Home Depot, Inc. (The)	26,480	4,331,069

		$9,234,223

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	61,546	$9,485,470

		$9,485,470

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(1)	45,646	$2,841,464
NIKE, Inc., Class B	60,725	3,148,591

		$5,990,055

Total Common Stocks (identified cost $191,778,920)		$317,236,705

Short-Term Investments — 2.8%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	5,323,972	$5,324,504
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,519,242	3,519,242

Total Short-Term Investments (identified cost $8,844,278)		$8,843,746

Total Investments — 101.1% (identified cost $200,623,198)		$326,080,451

Other Assets, Less Liabilities — (1.1)%		$(3,489,239)

Net Assets — 100.0%		$322,591,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2017. The aggregate market value of securities on loan at September 30, 2017 was $20,100,951 and the total market value of the collateral received by the Portfolio was $20,425,437, including cash collateral of $3,519,242 and non-cash U.S. Government securities collateral of $16,906,195.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $21,780.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$317,236,705	*	$—	$—	$317,236,705
Short-Term Investments	3,519,242		5,324,504	—	8,843,746
Total Investments	$320,755,947		$5,324,504	$—	$326,080,451

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017